Consolidated Schedule of Investments (unaudited)
September 30, 2024
BlackRock Science and Technology Term Trust (BSTZ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 1.8%
Tesla, Inc.(a)	109,245	$ 28,581,769
Broadline Retail — 2.1%
MercadoLibre, Inc.(a)	16,040	32,913,438
Communications Equipment — 0.6%
Accton Technology Corp.	619,000	10,356,888
Consumer Finance — 1.2%
Kaspi.KZ JSC, ADR	174,151	18,458,265
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Class J-B, (Acquired 09/30/20, Cost: $7,113,729)(a)(b)(c)	4,651	—
Electrical Equipment — 0.8%
Vertiv Holdings Co., Class A	132,614	13,193,767
Electronic Equipment, Instruments & Components — 4.6%
Celestica, Inc.(a)	160,453	8,202,357
Coherent Corp.(a)	276,761	24,606,821
E Ink Holdings, Inc.	1,039,000	9,631,346
Fabrinet(a)	37,285	8,815,665
Lotes Co. Ltd.	223,000	9,728,672
Yageo Corp.	630,406	12,409,530
		73,394,391
Entertainment — 3.6%
Nintendo Co. Ltd.	198,400	10,604,750
Spotify Technology SA(a)	79,365	29,248,383
Take-Two Interactive Software, Inc.(a)	111,815	17,187,084
		57,040,217
Financial Services — 0.5%
Adyen NV(a)(d)	5,393	8,443,382
Industrial Conglomerates — 1.3%
Hitachi Ltd.	797,900	21,158,174
Interactive Media & Services(a)(e) — 1.8%
Reddit, Inc., Class A	331,740	21,868,301
Webtoon Entertainment, Inc.	563,652	6,448,179
		28,316,480
IT Services — 5.9%
Automattic, Inc., Series E, (Acquired 02/03/21, Cost: $34,000,000)(a)(b)(c)	400,000	15,028,000
Cloudflare, Inc., Class A(a)	121,142	9,799,176
CNEX Labs, Inc., (Acquired 12/14/21, Cost: $5,699,998)(a)(b)(c)	1,161,804	12
Farmer’s Business Network, Inc.(a)(b)	361,834	958,860
Klarna Holdings AB, (Acquired 08/07/19, Cost: $23,354,997)(a)(b)(c)	86,839	43,244,511
MongoDB, Inc., Class A(a)	54,076	14,619,447
NEC Corp.	116,300	11,230,659
		94,880,665
Machinery — 0.5%
Harmonic Drive Systems, Inc.	292,500	7,234,078
Media — 1.6%
Informa PLC	2,365,421	26,013,765
Professional Services — 3.2%
Thomson Reuters Corp.	71,518	12,200,971
Security	Shares	Value
Professional Services (continued)
TransUnion	103,791	$ 10,866,918
Wolters Kluwer NV, Class C	164,703	27,780,723
		50,848,612
Semiconductors & Semiconductor Equipment — 25.7%
Amkor Technology, Inc.	330,348	10,108,648
ARM Holdings PLC, ADR(a)(e)	109,868	15,712,223
ASM International NV	40,681	26,839,661
ASPEED Technology, Inc.	87,000	11,764,445
Astera Labs, Inc.(a)(e)	483,015	25,305,156
BE Semiconductor Industries NV	153,625	19,593,409
Credo Technology Group Holding Ltd.(a)	786,096	24,211,757
Disco Corp.	41,700	10,984,936
eMemory Technology, Inc.	109,000	8,971,100
Marvell Technology, Inc.	307,006	22,141,273
Monolithic Power Systems, Inc.	34,973	32,332,538
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $7,000,000)(a)(b)(c)	10,189	—
NVIDIA Corp.	1,311,997	159,372,152
Onto Innovation, Inc.(a)	32,828	6,813,780
SK Hynix, Inc.	271,082	36,280,739
		410,431,817
Software(a) — 18.6%
Confluent, Inc., Class A	300,335	6,120,827
CyberArk Software Ltd.	68,855	20,078,806
Databricks, Inc., (Acquired 07/24/20, Cost: $5,501,686)(b)(c)	343,659	27,942,913
Datadog, Inc., Class A	72,313	8,320,334
DataRobot, Inc., (Acquired 03/01/21, Cost: $1,384,813)(b)(c)	92,093	131,693
Descartes Systems Group, Inc.	97,054	9,992,680
Elastic NV	95,075	7,297,957
Guidewire Software, Inc.	72,108	13,191,437
Manhattan Associates, Inc.	65,323	18,380,586
Monday.com Ltd.	46,513	12,919,916
Money Forward, Inc.	257,800	10,504,134
nCino, Inc.(e)	289,739	9,152,855
Palo Alto Networks, Inc.	32,849	11,227,788
Q2 Holdings, Inc.	133,600	10,657,272
Samsara, Inc., Class A(e)	448,414	21,577,682
SentinelOne, Inc., Class A	648,977	15,523,530
Silvaco Group, Inc.(e)	296,425	4,238,877
SiteMinder Ltd.	2,874,521	12,525,588
Snorkel AI, Inc., (Acquired 10/13/20, Cost: $2,017,593)(b)(c)	500,250	3,216,608
Snyk Ltd., Ordinary Shares, (Acquired 11/02/20, Cost: $9,287,400)(b)(c)	1,267,643	10,521,437
Synopsys, Inc.	87,405	44,261,018
Xero Ltd.	185,833	19,208,794
		296,992,732
Technology Hardware, Storage & Peripherals — 3.2%
Asia Vital Components Co. Ltd.	529,000	9,800,815
Pure Storage, Inc., Class A(a)	506,014	25,422,143
Western Digital Corp.(a)	222,281	15,179,570
		50,402,528
Total Common Stocks — 77.0% (Cost: $766,256,080)		1,228,660,968
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Science and Technology Term Trust (BSTZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 22.9%(a)(b)
Communications Equipment — 0.6%
Astranis Space Technologies Corp., Series C	775,515	$ 9,911,082
Consumer Staples Distribution & Retail — 2.1%
GrubMarket, Inc., Series D, (Acquired 07/23/20, Cost: $8,000,001)(c)	1,762,969	33,302,484
Diversified Consumer Services(c) — 0.7%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $14,251,080)	4,920	—
TRAX Ltd.
(Acquired 09/12/19, Cost: $10,999,988)	293,333	6,717,326
(Acquired 02/18/21, Cost: $9,999,998)	191,806	4,392,357
		11,109,683
Entertainment — 0.3%
ResearchGate GmbH, Series D, (Acquired 09/24/20, Cost: $6,999,988)(c)	424,688	5,227,909
Financial Services(c)(f) — 1.7%
Trumid Holdings LLC
Class J-A, (Acquired 07/24/20, Cost: $9,999,857)	20,154	13,414,099
Class J-B, (Acquired 07/24/20, Cost: $5,999,914)	20,154	13,414,099
		26,828,198
Interactive Media & Services — 1.6%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $16,961,509)(c)	150,113	25,525,215
IT Services — 0.6%
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $12,000,008)(c)	1,974,374	8,825,452
Semiconductors & Semiconductor Equipment(c) — 6.4%
PsiQuantum Corp.
Series C, (Acquired 09/09/19, Cost: $9,101,310)	1,962,335	48,548,168
Series D, (Acquired 05/21/21, Cost: $19,999,969)	762,595	22,382,163
SambaNova Systems, Inc.
Series C, (Acquired 02/20/20, Cost: $33,904,162)	636,800	27,783,584
Series D, (Acquired 04/09/21, Cost: $6,999,979)	73,670	3,841,154
		102,555,069
Software(c) — 8.9%
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $13,200,019)	922,038	74,970,910
Series G, (Acquired 02/01/21, Cost: $18,500,004)	312,909	25,442,631
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $11,499,999)	875,059	3,640,245
Rapyd Financial Network Ltd., Series E, (Acquired 03/31/21, Cost: $13,999,978)	190,705	9,167,189
Snorkel AI, Inc., Series B, (Acquired 10/13/20, Cost: $999,996)	247,943	1,594,273
Security	Shares	Value
Software (continued)
Snyk Ltd., Seed Preferred, (Acquired 11/02/20, Cost: $13,212,590)	2,663,936	$ 22,110,669
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $6,801,016)	597,680	3,412,753
Series C, (Acquired 09/18/20, Cost: $7,994,787)	292,000	2,119,920
		142,458,590
		365,743,682
Total Preferred Securities — 22.9% (Cost: $268,426,162)		365,743,682
Total Long-Term Investments — 99.9% (Cost: $1,034,682,242)		1,594,404,650
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(g)(h)(i)	19,773,704	19,791,500
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(g)(h)	5,051,236	5,051,236
Total Short-Term Securities — 1.6% (Cost: $24,838,171)		24,842,736
Total Investments Before Options Written — 101.5% (Cost: $1,059,520,413)		1,619,247,386
Options Written — (0.9)% (Premiums Received: $(11,567,825))		(13,046,241)
Total Investments, Net of Options Written — 100.6% (Cost: $1,047,952,588)		1,606,201,145
Liabilities in Excess of Other Assets — (0.6)%		(9,308,006)
Net Assets — 100.0%		$ 1,596,893,139

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $455,917,774, representing 28.6% of its net assets as of period end, and an original cost of $346,786,368.

(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of this security is on loan.
(f)	All or a portion of the security is held by a wholly-owned subsidiary.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Science and Technology Term Trust (BSTZ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 19,781,002 (a)	$ —	$ 5,933	$ 4,565	$ 19,791,500	19,773,704	$ 159,556 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,471,804	3,579,432 (a)	—	—	—	5,051,236	5,051,236	480,969	—
SL Liquidity Series, LLC, Money Market Series(c)	2,878,719	—	(2,879,043)(a)	886	(562)	—	—	19,866 (b)	—
				$ 6,819	$ 4,003	$ 24,842,736		$ 660,391	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Cloudflare, Inc., Class A	161	10/04/24	USD	85.00	USD	1,302	$ (3,542)
Marvell Technology, Inc.	86	10/04/24	USD	76.00	USD	620	(2,365)
MercadoLibre, Inc.	12	10/04/24	USD	2,100.00	USD	2,462	(9,720)
MongoDB, Inc., Class A	80	10/04/24	USD	295.00	USD	2,163	(2,040)
Tesla, Inc.	20	10/04/24	USD	230.00	USD	523	(64,400)
Datadog, Inc., Class A	171	10/11/24	USD	115.00	USD	1,968	(50,787)
Marvell Technology, Inc.	225	10/11/24	USD	80.00	USD	1,623	(4,275)
Monday.com Ltd.	22	10/11/24	USD	255.00	USD	611	(53,790)
NVIDIA Corp.	137	10/11/24	USD	130.00	USD	1,664	(12,947)
NVIDIA Corp.	261	10/11/24	USD	120.00	USD	3,170	(119,407)
Vertiv Holdings Co., Class A	68	10/11/24	USD	90.00	USD	677	(70,720)
Western Digital Corp.	300	10/11/24	USD	67.00	USD	2,049	(74,850)
Amkor Technology, Inc.	123	10/18/24	USD	35.00	USD	376	(1,230)
Amkor Technology, Inc.	169	10/18/24	USD	32.00	USD	517	(9,295)
Astera Labs, Inc.	630	10/18/24	USD	65.00	USD	3,301	(33,075)
Astera Labs, Inc.	674	10/18/24	USD	60.00	USD	3,531	(79,195)
Cloudflare, Inc., Class A	161	10/18/24	USD	87.50	USD	1,302	(9,821)
Coherent Corp.	466	10/18/24	USD	85.00	USD	4,143	(281,930)
Confluent, Inc., Class A	142	10/18/24	USD	23.00	USD	289	(2,485)
Credo Technology Group Holding Ltd.	1,658	10/18/24	USD	28.67	USD	5,107	(475,922)
Descartes Systems Group, Inc.	150	10/18/24	USD	100.00	USD	1,544	(57,750)
Guidewire Software, Inc.	59	10/18/24	USD	160.00	USD	1,079	(139,535)
Kaspi.KZ JSC, ADR	117	10/18/24	USD	135.00	USD	1,240	(58,500)
MercadoLibre, Inc.	11	10/18/24	USD	2,060.00	USD	2,257	(52,195)
Monday.com Ltd.	52	10/18/24	USD	270.00	USD	1,444	(74,880)
Monolithic Power Systems, Inc.	25	10/18/24	USD	900.00	USD	2,311	(127,125)
nCino, Inc.	189	10/18/24	USD	34.34	USD	597	(639)
NVIDIA Corp.	535	10/18/24	USD	140.00	USD	6,497	(23,540)
NVIDIA Corp.	277	10/18/24	USD	120.00	USD	3,364	(157,890)
Onto Innovation, Inc.	88	10/18/24	USD	210.00	USD	1,827	(65,560)
Pure Storage, Inc., Class A	734	10/18/24	USD	67.26	USD	3,688	(56)
Q2 Holdings, Inc.	166	10/18/24	USD	75.00	USD	1,324	(94,620)
Reddit, Inc., Class A	475	10/18/24	USD	65.00	USD	3,131	(165,775)
SentinelOne, Inc., Class A	549	10/18/24	USD	24.00	USD	1,313	(45,292)
Spotify Technology SA	97	10/18/24	USD	350.00	USD	3,575	(226,252)
Synopsys, Inc.	78	10/18/24	USD	572.50	USD	3,950	(9,961)
Take-Two Interactive Software, Inc.	237	10/18/24	USD	160.00	USD	3,643	(30,692)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Science and Technology Term Trust (BSTZ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Tesla, Inc.	36	10/18/24	USD	255.00	USD	942	$ (76,770)
Tesla, Inc.	82	10/18/24	USD	230.00	USD	2,145	(308,935)
Thomson Reuters Corp.	87	10/18/24	USD	165.00	USD	1,484	(64,380)
Vertiv Holdings Co., Class A	128	10/18/24	USD	95.00	USD	1,273	(91,520)
ARM Holdings PLC, ADR	305	10/25/24	USD	155.00	USD	4,362	(137,250)
Celestica, Inc.	217	10/25/24	USD	50.00	USD	1,109	(75,407)
Coherent Corp.	14	10/25/24	USD	84.00	USD	124	(10,010)
Marvell Technology, Inc.	431	10/25/24	USD	78.00	USD	3,108	(44,177)
MongoDB, Inc., Class A	46	10/25/24	USD	290.00	USD	1,244	(28,060)
NVIDIA Corp.	277	10/25/24	USD	120.00	USD	3,364	(182,820)
NVIDIA Corp.	197	10/25/24	USD	116.00	USD	2,392	(178,285)
Samsara, Inc., Class A	638	10/25/24	USD	48.00	USD	3,070	(132,385)
SentinelOne, Inc., Class A	712	10/25/24	USD	27.00	USD	1,703	(10,680)
Take-Two Interactive Software, Inc.	156	10/25/24	USD	155.00	USD	2,398	(56,160)
Tesla, Inc.	82	10/25/24	USD	255.00	USD	2,145	(200,695)
Western Digital Corp.	300	10/25/24	USD	68.00	USD	2,049	(94,500)
ARM Holdings PLC, ADR	211	11/01/24	USD	165.00	USD	3,018	(80,180)
Celestica, Inc.	216	11/01/24	USD	54.00	USD	1,104	(34,020)
Datadog, Inc., Class A	24	11/01/24	USD	118.00	USD	276	(9,420)
Monday.com Ltd.	51	11/01/24	USD	290.00	USD	1,417	(36,975)
MongoDB, Inc., Class A	21	11/01/24	USD	285.00	USD	568	(16,590)
NVIDIA Corp.	70	11/01/24	USD	130.00	USD	850	(23,975)
Palo Alto Networks, Inc.	88	11/01/24	USD	360.00	USD	3,008	(50,160)
Spotify Technology SA	117	11/01/24	USD	380.00	USD	4,312	(118,170)
Take-Two Interactive Software, Inc.	132	11/01/24	USD	160.00	USD	2,029	(35,310)
Vertiv Holdings Co., Class A	162	11/01/24	USD	100.00	USD	1,612	(139,320)
NVIDIA Corp.	69	11/08/24	USD	130.00	USD	838	(30,360)
SentinelOne, Inc., Class A	491	11/08/24	USD	26.00	USD	1,174	(28,233)
Amkor Technology, Inc.	599	11/15/24	USD	35.00	USD	1,833	(43,428)
Coherent Corp.	267	11/15/24	USD	90.00	USD	2,374	(192,240)
Confluent, Inc., Class A	668	11/15/24	USD	25.00	USD	1,361	(53,440)
Credo Technology Group Holding Ltd.	465	11/15/24	USD	30.00	USD	1,432	(125,550)
CyberArk Software Ltd.	185	11/15/24	USD	290.00	USD	5,395	(322,825)
Descartes Systems Group, Inc.	112	11/15/24	USD	102.72	USD	1,153	(40,400)
Elastic NV	256	11/15/24	USD	85.00	USD	1,965	(39,680)
Fabrinet	100	11/15/24	USD	260.00	USD	2,364	(108,500)
Guidewire Software, Inc.	135	11/15/24	USD	173.00	USD	2,470	(181,019)
Kaspi.KZ JSC, ADR	353	11/15/24	USD	110.00	USD	3,741	(210,035)
Manhattan Associates, Inc.	176	11/15/24	USD	280.00	USD	4,952	(295,680)
Marvell Technology, Inc.	86	11/15/24	USD	75.00	USD	620	(30,100)
MercadoLibre, Inc.	21	11/15/24	USD	2,110.00	USD	4,309	(192,045)
Monolithic Power Systems, Inc.	69	11/15/24	USD	915.00	USD	6,379	(498,415)
nCino, Inc.	593	11/15/24	USD	32.51	USD	1,873	(23,300)
NVIDIA Corp.	278	11/15/24	USD	125.00	USD	3,376	(198,770)
NVIDIA Corp.	540	11/15/24	USD	129.00	USD	6,558	(299,700)
Pure Storage, Inc., Class A	384	11/15/24	USD	55.00	USD	1,929	(42,240)
Q2 Holdings, Inc.	194	11/15/24	USD	85.00	USD	1,548	(57,230)
Reddit, Inc., Class A	420	11/15/24	USD	67.50	USD	2,769	(212,100)
Samsara, Inc., Class A	573	11/15/24	USD	50.00	USD	2,757	(121,762)
Synopsys, Inc.	157	11/15/24	USD	528.25	USD	7,950	(257,155)
Tesla, Inc.	74	11/15/24	USD	255.00	USD	1,936	(212,195)
Thomson Reuters Corp.	105	11/15/24	USD	175.00	USD	1,791	(28,088)
TransUnion	280	11/15/24	USD	105.00	USD	2,932	(158,200)
							$ (8,930,902)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Science and Technology Term Trust (BSTZ)

OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Informa PLC	Goldman Sachs International	277,600	10/01/24	GBP	8.11	GBP	2,283	$ (35,399)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	51,300	10/02/24	AUD	5.28	AUD	323	(36,973)
Xero Ltd.	UBS AG	22,600	10/02/24	AUD	132.97	AUD	3,379	(257,836)
Disco Corp.	JPMorgan Chase Bank N.A.	5,500	10/03/24	JPY	46,067.60	JPY	208,236	(19)
Money Forward, Inc.	Bank of America N.A.	26,900	10/03/24	JPY	5,469.71	JPY	157,530	(73,369)
Nintendo Co. Ltd.	Bank of America N.A.	39,400	10/03/24	JPY	8,764.08	JPY	302,683	(3)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	234,000	10/03/24	AUD	5.39	AUD	1,475	(150,526)
Pure Storage, Inc., Class A	JPMorgan Chase Bank N.A.	126,000	10/07/24	USD	66.64	USD	6,330	—
ASM International NV	Morgan Stanley & Co. International PLC	9,700	10/08/24	EUR	596.35	EUR	5,749	(120,370)
BE Semiconductor Industries NV	Morgan Stanley & Co. International PLC	22,200	10/08/24	EUR	115.53	EUR	2,544	(51,026)
Lotes Co. Ltd.	Morgan Stanley & Co. International PLC	21,000	10/08/24	TWD	1,362.10	USD	28,993	(40,583)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	117,000	10/08/24	AUD	5.41	AUD	737	(74,236)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	117,000	10/15/24	AUD	5.38	AUD	737	(76,751)
Accton Technology Corp.	Morgan Stanley & Co. International PLC	177,000	10/22/24	TWD	522.60	USD	93,721	(162,856)
Asia Vital Components Co. Ltd.	Morgan Stanley & Co. International PLC	136,000	10/22/24	TWD	541.84	USD	79,739	(276,141)
eMemory Technology, Inc.	Bank of America N.A.	30,000	10/22/24	TWD	2,555.56	USD	78,139	(178,986)
Lotes Co. Ltd.	JPMorgan Chase Bank N.A.	34,000	10/22/24	TWD	1,435.24	USD	46,941	(65,059)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	42,000	10/22/24	AUD	5.19	AUD	265	(33,230)
Yageo Corp.	Morgan Stanley & Co. International PLC	34,650	10/22/24	TWD	634.14	USD	21,586	(23,510)
ASPEED Technology, Inc.	Morgan Stanley & Co. International PLC	15,000	10/23/24	TWD	5,203.41	USD	64,190	(19,972)
Hitachi Ltd.	JPMorgan Chase Bank N.A.	111,800	10/23/24	JPY	3,514.38	JPY	426,092	(281,773)
Lotes Co. Ltd.	Bank of America N.A.	8,000	10/23/24	TWD	1,508.70	USD	11,045	(9,886)
Money Forward, Inc.	JPMorgan Chase Bank N.A.	44,000	10/23/24	JPY	5,892.38	JPY	257,669	(76,307)
Harmonic Drive Systems, Inc.	JPMorgan Chase Bank N.A.	79,000	10/28/24	JPY	3,236.51	JPY	280,813	(210,327)
NEC Corp.	JPMorgan Chase Bank N.A.	26,600	10/29/24	JPY	14,185.80	JPY	369,181	(38,433)
NEC Corp.	JPMorgan Chase Bank N.A.	4,900	10/29/24	JPY	13,856.50	JPY	68,007	(11,975)
SK Hynix, Inc.	Morgan Stanley & Co. International PLC	31,000	10/29/24	KRW	169,667.97	USD	5,425,569	(323,646)
E Ink Holdings, Inc.	JPMorgan Chase Bank N.A.	280,000	10/30/24	TWD	311.37	USD	82,140	(71,397)
NVIDIA Corp.	JPMorgan Chase Bank N.A.	17,400	10/30/24	USD	115.59	USD	2,113	(172,856)
NVIDIA Corp.	Morgan Stanley & Co. International PLC	29,500	11/05/24	USD	124.07	USD	3,582	(193,925)
SiteMinder Ltd.	UBS AG	83,200	11/05/24	AUD	5.15	AUD	524	(68,607)
ASPEED Technology, Inc.	Morgan Stanley & Co. International PLC	8,000	11/07/24	TWD	4,834.08	USD	34,235	(42,164)
NVIDIA Corp.	JPMorgan Chase Bank N.A.	29,500	11/07/24	USD	115.48	USD	3,582	(334,233)
Yageo Corp.	Bank of America N.A.	135,000	11/07/24	TWD	604.86	USD	84,100	(188,855)
Nintendo Co. Ltd.	Citibank N.A.	53,900	11/08/24	JPY	7,990.06	JPY	414,076	(52,575)
Informa PLC	Citibank N.A.	38,500	11/12/24	GBP	8.76	GBP	317	(1,865)
Informa PLC	UBS AG	322,600	11/12/24	GBP	8.68	GBP	2,654	(22,139)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	50,000	11/12/24	AUD	5.40	AUD	315	(33,376)
SiteMinder Ltd.	UBS AG	80,300	11/12/24	AUD	5.76	AUD	506	(35,779)
Xero Ltd.	Bank of America N.A.	27,600	11/12/24	AUD	155.51	AUD	4,127	(71,678)
SK Hynix, Inc.	Bank of America N.A.	6,900	11/13/24	KRW	196,103.46	USD	1,207,627	(30,895)
ASM International NV	Morgan Stanley & Co. International PLC	2,400	11/14/24	EUR	608.82	EUR	1,422	(80,026)
Wolters Kluwer NV, Class C	Morgan Stanley & Co. International PLC	45,300	11/14/24	EUR	157.96	EUR	6,864	(85,777)
								$ (4,115,339)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Science and Technology Term Trust (BSTZ)

Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$ 28,581,769	$ —	$ —	$ 28,581,769
Broadline Retail	32,913,438	—	—	32,913,438
Communications Equipment	—	10,356,888	—	10,356,888
Consumer Finance	18,458,265	—	—	18,458,265
Diversified Consumer Services	—	—	—	—
Electrical Equipment	13,193,767	—	—	13,193,767
Electronic Equipment, Instruments & Components	41,624,843	31,769,548	—	73,394,391
Entertainment	46,435,467	10,604,750	—	57,040,217
Financial Services	—	8,443,382	—	8,443,382
Industrial Conglomerates	—	21,158,174	—	21,158,174
Interactive Media & Services	28,316,480	—	—	28,316,480
IT Services	24,418,623	11,230,659	59,231,383	94,880,665
Machinery	—	7,234,078	—	7,234,078
Media	—	26,013,765	—	26,013,765
Professional Services	23,067,889	27,780,723	—	50,848,612
Semiconductors & Semiconductor Equipment	295,997,527	114,434,290	—	410,431,817
Software	212,941,565	42,238,516	41,812,651	296,992,732
Technology Hardware, Storage & Peripherals	40,601,713	9,800,815	—	50,402,528
Preferred Securities
Preferred Stocks	—	—	365,743,682	365,743,682
Short-Term Securities
Money Market Funds	24,842,736	—	—	24,842,736
	$831,394,082	$321,065,588	$466,787,716	$1,619,247,386
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (7,444,035)	$ (5,602,206)	$ —	$ (13,046,241)

(a)	Derivative financial instruments are options written. Options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2023	$ 92,486,598	$ 448,979,134	$ 541,465,732
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	2,829,296	2,829,296
Net change in unrealized appreciation (depreciation)(a)	8,557,436	(49,472,370)	(40,914,934)
Purchases	—	513,000	513,000
Sales	—	(37,105,378)	(37,105,378)
Closing balance, as of September 30, 2024	$ 101,044,034	$ 365,743,682	$ 466,787,716
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(a)	$ 8,557,436	$ (41,006,084)	$ (32,448,648)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Science and Technology Term Trust (BSTZ)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $12. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$101,044,022	Market	Revenue Multiple	2.10x - 20.00x	11.49x
			Volatility	70%	—
			Time to Exit	3.0 years	—

Preferred Stocks	365,743,682	Market	Revenue Multiple	1.25x - 21.00x	14.34x
			Time to Exit	0.5 - 4.0 years	3.4 years
			Volatility	37% - 90%	64%
			Market Adjustment Multiple	1.30x	—
			Gross Profit Multiple	8.00x	—
	$466,787,704

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
TWD	New Taiwan Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
Consolidated Schedule of Investments